Organization and Principal Activities	12 Months Ended
Dec. 31, 2019
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

Baozun Inc. (the “Company”) was incorporated under the laws of Cayman Islands on December 18, 2013. The Company, its subsidiaries and its VIE (collectively referred to as the “Group”) are principally engaged to provide its customers with end-to-end E-commerce solutions including the sales of apparel, home and electronic products, online store design and setup, visual merchandising and marketing, online store operations, customer services, warehousing and order fulfillment.

In 2014, the Group expanded their business and commenced their own online marketplace, Maikefeng, which operates as a mobile application and offers branded products at discounted prices. Maikefeng was operated by Shanghai Zunyi Business Consulting Ltd. ("Shanghai Zunyi" or "VIE"). To comply with the PRC law and regulations which restrict foreign ownership of companies that provide value-added telecommunication services in China, Shanghai Baozun entered into a series of contractual arrangements in April and July 2014 with Shanghai Zunyi and its respective shareholders through which the Company became the primary beneficiary of Shanghai Zunyi. Shanghai Zunyi was established in December 2010 and had no operations before July 2014. The Group began to consolidate Shanghai Zunyi in July 2014 upon entering into the VIE arrangements with Shanghai Zunyi. Maikefeng ceased its operation in 2017. Shanghai Zunyi currently provides brand e-commerce solutions to certain brand partners.

As of December 31, 2019, the Company’s major subsidiaries and VIE are as follows:

	Date of	Place of	Legal
	incorporation	incorporation	ownership
Subsidiaries:
Baozun Hong Kong Holding Limited	10-Jan-14	HK	100%
Shanghai Baozun E-commerce Limited	11-Nov-03	PRC	100%
Shanghai Bodao E-commerce Limited	30-Mar-10	PRC	100%
Shanghai Yingsai Advertisement Limited	30-Mar-10	PRC	100%
Baozun Hongkong Limited	11-Sep-13	HK	100%
Shanghai Fengbo E-commerce Limited	29-Dec-11	PRC	100%
Baozun Hongkong Investment Limited	21-July-15	HK	100%
Baotong Hong Kong Holding Limited	5-May-16	HK	100%
Baotong E-logistics Technology (Suzhou) Limited	27-March-17	PRC	100%

VIE:
Shanghai Zunyi Business Consulting Ltd.	31-Dec-10	PRC	N/A

History of the Group and reorganization under identical common ownership

The Group’s history began in November 2003 with the commencement of operations of Shanghai Baozun E-commerce Limited (“Shanghai Baozun”), a limited liability company incorporated in the People’s Republic of China (“PRC”) by Mr. Vincent Wenbin Qiu, CEO of the Group, and 5 other individual founders (collectively known as “the Founding Shareholders”).

From December 2009 to September 2012, Alibaba Investment Limited (“Alibaba”), Private Opportunities (Mauritius) I Limited (“Private Opportunities”), GS Investment Partners (Mauritius) I limited (“GS Investment”), Stelca Holding Ltd (“Stelca Holding”), New Access Capital Fund (“New Access”), Crescent Castle Holdings Ltd (“Crescent Castle”) and Infinity I-China Investment (Israel) L.P (“Infinity”) (collectively known as the “Investors”) each acquired 25.16%, 5.81%, 3.88%, 1.53%, 3.86%, 24.80% and 6.46%, respectively of equity interest in Shanghai Baozun.

Starting December 2013, pursuant to a framework agreement entered into by the Founding Shareholders and all of the Investors, the Company undertook a series of reorganization transactions to redomicile its business from PRC to the Cayman Islands (the “Redomiciliation”). The main purpose of the Redomiciliation is to establish a Cayman holding company for the existing business in preparation for its overseas initial public offering. The Redomiciliation was subject to PRC government approval and executed in the following steps:

1)	In December 2013, the Company was incorporated in the Cayman Islands to be the holding company of the Group. The Founding Shareholders subscribed to 29,983,883 ordinary shares of the Company at par value of US$ 0.0001 per share.
2)	Upon obtaining all necessary approvals from the PRC government in May 2014, the Investors subscribed for convertible redeemable preferred shares at no consideration, all in the same proportions, on an as converted basis, as the percentage of equity interest they held in Shanghai Baozun in June 2014. Upon the issuance of preferred shares and ordinary shares in step 1), the equity structure of the Company is identical to that of Shanghai Baozun.
3)	In July 2014, the Company legally acquired 100% of the equity interest of Shanghai Baozun from the Founding Shareholders and the Investors, thus Shanghai Baozun became a wholly owned subsidiary of the Company.

The VIE arrangements

Applicable PRC laws and regulations currently limit foreign ownership of companies that provide internet content distribution services. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are ineligible to engage in provisions of internet content or online services. The Group therefore conducted its online marketplace business, Maikefeng , which had ceased its operation, through its consolidated VIE, Shanghai Zunyi.

Shanghai Zunyi was established by two of the Company’s Founding Shareholders in December 2010 and had no operations until July 2014 when the Group transferred the Maikefeng online marketplace business to Shanghai Zunyi. To provide the Group effective control over Shanghai Zunyi and receive substantially all of the economic benefits of Shanghai Zunyi, Shanghai Baozun entered into a series of contractual arrangements, described below, with Shanghai Zunyi and its individual shareholders.

The agreements that provide the Company effective control over the VIE include:

(i)Proxy Agreement, under which each shareholder of Shanghai Zunyi has executed a power of attorney to grant Shanghai Baozun the power of attorney to act on his behalf on all matters pertaining to Shanghai Zunyi and to exercise all of the rights as a shareholder of the Shanghai Zunyi, including but not limited to convene, attend and vote at shareholders’ meetings, designate and appoint directors and senior management members. The proxy agreement will remain in effect unless Shanghai Baozun terminates the agreement by giving a 30-day prior written notice or gives its consent to the termination by Shanghai Zunyi.
(ii)Exclusive Call Option Agreement, under which the shareholders of Shanghai Zunyi granted Shanghai Baozun or its designated representative(s) an irrevocable and exclusive option to purchase their equity interests in Shanghai Zunyi when and to the extent permitted by PRC law. Shanghai Baozun or its designated representative(s) has sole discretion as to when to exercise such options, either in part or in full. Without Shanghai Baozun’s written consent, the shareholders of Shanghai Zunyi shall not transfer, donate, pledge, or otherwise dispose any equity interests of Shanghai Zunyi in any way. The acquisition price for the shares or assets will be the minimum amount of consideration permitted under the PRC law at the time when the option is exercised. The agreement can be early terminated by Shanghai Baozun, but not by Shanghai Zunyi or its shareholders.

The agreements that transfer economic benefits to the Company include:

(i)Exclusive Technology Service Agreement, under which Shanghai Zunyi engages Shanghai Baozun as its exclusive technical and operational consultant and under which Shanghai Baozun agrees to assist in arranging the financial support necessary to conduct Shanghai Zunyi’s operational activities. Shanghai Zunyi shall not seek or accept similar services from other providers without the prior written approval of Shanghai Baozun. The agreement has a term of twenty years and will be automatically renewed on a yearly basis after expiration unless otherwise notified by Shanghai Baozun, and shall be terminated if the operation term of either Shanghai Baozun or Shanghai Zunyi expires. Shanghai Baozun may terminate this agreement at any time by giving a prior written notice to Shanghai Zunyi.
(ii)Equity Interest Pledge Agreements, under which the shareholders of Shanghai Zunyi pledged all of their equity interests in Shanghai Zunyi to Shanghai Baozun as security of due performance of the obligations and full payment of consulting and service fees by VIE under the Exclusive Technology Service Agreement and other amounts payable by the individual shareholders to Shanghai Baozun under other agreements. If the shareholders of Shanghai Zunyi or Shanghai Zunyi breach their respective contractual obligations, Shanghai Baozun, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interests. Pursuant to the agreement, the shareholders of Shanghai Zunyi shall not transfer, assign or otherwise create any new encumbrance on their respective equity interest in Shanghai Zunyi without prior written consent of Shanghai Baozun. The pledge shall be continuously valid until all the obligations and payments due under the Exclusive Technology Service Agreement and certain other agreements have been fulfilled.

These contractual arrangements allow the Company, through its wholly owned subsidiary, Shanghai Baozun, to effectively control Shanghai Zunyi, and to derive substantially all of the economic benefits from them. Accordingly, the Company treats Shanghai Zunyi as VIE and because the Company is the primary beneficiary of Shanghai Zunyi, the Company has consolidated the financial results of Shanghai Zunyi since July 2014.

U.S. GAAP provides guidance on the identification of VIE and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in an entity to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with Shanghai Zunyi are in compliance with PRC law and are legally enforceable based on the legal advice of the Company’s PRC legal counsel. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and the interests of the shareholders of Shanghai Zunyi may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing Shanghai Zunyi not to pay the service fees when required to do so.

The Company’s ability to control Shanghai Zunyi also depends on the power of attorney Shanghai Baozun has to vote on all matters requiring shareholder approval. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership. In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group may be subject to fines and the PRC government could:

●	revoke the Group’s business and operating licenses;
●	require the Group to discontinue or restrict the Group’s operations;
●	restrict the Group’s right to collect revenues;
●	block the Group’s websites;
●	require the Group to restructure its operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate its businesses, staff and assets;
●	impose additional conditions or requirements with which the Group may not be able to comply; or
●	take other regulatory or enforcement actions against the Group that could be harmful to its business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of Shanghai Zunyi or the right to receive its economic benefits, the Group would no longer be able to consolidate the entity.

The following amounts and balances of Shanghai Zunyi were included in the Group’s consolidated financial statement after the elimination of intercompany balances and transactions:

	As of
	December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalent	4,102	4,218
Accounts receivable, net	319,946	266,717
Inventories, net	30	144
Advance to suppliers	693	933
Amounts due from related parties	12,144	45
Prepayments and other current assets	11,417	224
Investment in an equity investee without readily determinable fair value	5,464	—
Property and equipment, net	4,352	3,716
Intangible assets	63	53
Other non-current assets	52	—
Total assets	358,263	276,050
Accounts payable	4,891	5,048
Income tax payables	675	11,554
Accrued expenses and other current liabilities	6,884	14,520
Total liabilities	12,450	31,122

	For Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	253,551	490,796	626,912
Operating expenses	182,715	391,595	544,727
Net income	71,102	90,753	65,279
Net cash provided by (used in) operating activities	959	(5)	356
Net cash provided by (used in) investing activities	859	553	(240)

The VIE contributed an aggregate of 6.11%, 9.10% and 8.61% of the consolidated net revenues for the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2018 and 2019, the VIE accounted for an aggregate of 8.92% and 3.89% of the consolidated total assets, respectively. As of December 31, 2018 and 2019, the VIE accounted for an aggregate of 0.68% and 0.69% of the consolidated total liabilities, respectively.

There are no assets of the VIE that are collateral for the obligations of the VIE and can only be used to settle the obligations of the VIE. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIE.

However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIE or entrustment loans to the VIE. Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends.